Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 1,522,259	$ (1,491,316)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation of music inventory	778	1,364
Expense from derivative liability	(1,851,116)	(1,556,558)
Amortization of debt discounts	27,493	213,361
Changes in operating assets and liabilities:
Accounts payable	30,914	8,353
Accrued interest payable on notes payable	111,316	87,666
Accrued consulting fees	110,700	55,000
Net Cash Used by Operating Activities	(47,657)	(50,331)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments from loans receivable, related party	(9,247)	0
Net Cash Used by Investing Activities	(9,247)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	0	(397)
Proceeds from notes payable	69,435	45,000
Repayments of notes payable	0	(500)
Repayments of notes payable to related parties	(12,100)	(25,272)
Net proceeds from notes payable to related parties	0	31,500
Net Cash Provided by Financing Activities	57,335	50,331
NET INCREASE IN CASH AND CASH EQUIVALENTS	431	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	353	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	784	0
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	0	0
Income taxes	$ 0	$ 0